Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Preferred Shares , Ordinary Shares and Deferred Shares Issued

The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at December 31, 2020, 2019 and 2018. The conversion of preferred and ordinary shares on approximately 1-for-0.159 basis and the creation of deferred shares are reflected in the current year only.

	December 31,		December 31,	December 31,
	2020		2019	2018
Series A Preferred Shares	—		34,840,000	34,840,000
Series B Preferred Shares	—		58,933,333	20,800,034
Series C Preferred Shares	—		12,307,692	—
A Ordinary shares	—		4,000,000	4,000,000
B Ordinary shares	—		1,307,992	1,211,745
C Ordinary shares	—		917,874	911,957
D Ordinary shares	—		2,972,298	2,164,502
E Ordinary shares	—		3,972,188	—
F Ordinary shares	—		2,877,088	—
Ordinary shares	35,854,945		—	—
Deferred shares of £0.00001	144,517,898	(1)	110,370	23,067
Deferred shares of £0.001	123,638,835		—	—
Total preferred, ordinary and deferred shares	304,011,678		122,238,835	63,951,305

(1)	Includes forfeiture of 17,804 unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 7).